Property and Equipment, Net - Schedule of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross	¥ 81,610		¥ 58,332
Less: accumulated depreciation	(42,122)		(33,781)
Net book value	39,488	$ 5,816	24,551
Servers and computers [Member]
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross	71,260		53,428
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross	6,564		1,645
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross	¥ 3,786		¥ 3,259